UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    KR Capital Advisors, Inc.
Address: 450 Park Avenue

         New York, NY  10022

13F File Number:  28-1316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard K. Kravitz
Title:     Vice President
Phone:     (212) 888-6300

Signature, Place, and Date of Signing:

     Richard K. Kravitz     New York, NY     April 22, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     63

Form13F Information Table Value Total:     $1,937,881 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-6772                       KR Capital Partners I, LP

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101    11501   100000 SH       DEFINED 01             100000
3M Company                     COM              88579Y101    75667   657915 SH       SOLE                   576215             81700
Accenture Ltd.                 COM              G1150G111    38637  1447090 SH       SOLE                  1269590            177500
ADC Telecommunications         COM              000886101    11797  2898560 SH       SOLE                  2537860            360700
Albertson's Inc.               COM              013104104     7125   215000 SH       DEFINED 01             215000
Albertson's Inc.               COM              013104104    63713  1922550 SH       SOLE                  1682550            240000
American International Group   COM              026874107     1590    22037 SH       DEFINED 01              22037
American International Group   COM              026874107    97529  1351945 SH       SOLE                  1178771            173174
American Standard Companies    COM              029712106     7075   100000 SH       DEFINED 01             100000
American Standard Companies    COM              029712106    71867  1015790 SH       SOLE                   890590            125200
Apogent Technologies Inc.      COM              03760A101    30008  1215885 SH       SOLE                  1095885            120000
Apogent Technologies Inc.      COM              03760A101     2468   100000 SH       DEFINED 01             100000
Aramark Corp Cl B              COM              038521100     3696   140000 SH       DEFINED 01             140000
Aramark Corp Cl B              COM              038521100    12412   470170 SH       SOLE                   410370             59800
Baker Hughes Inc.              COM              057224107    15390   402355 SH       SOLE                   352755             49600
Baker Hughes Inc.              COM              057224107     3825   100000 SH       DEFINED 01             100000
Brunswick Corp.                COM              117043109    49976  1829270 SH       SOLE                  1596270            233000
Cablevision Systems Cl A       COM              12686C109    17411   512095 SH       SOLE                   448295             63800
Cablevision Systems Cl A       COM              12686C109     3400   100000 SH       DEFINED 01             100000
Canadian Natl Ry Co.           COM              136375102    47610   952960 SH       SOLE                   952960
Citigroup Inc.                 COM              172967101   107359  2168000 SH       SOLE                  1902974            265026
Citigroup Inc.                 COM              172967101     7002   141402 SH       DEFINED 01             141402
Cooper Cameron Corp.           COM              216640102    42133   824360 SH       SOLE                   719060            105300
CVS Corporation                COM              126650100    52165  1519525 SH       SOLE                  1330825            188700
Diebold Inc.                   COM              253651103     3015    74000 SH       DEFINED 01              74000
Dow Chemical                   COM              260543103    28105   858965 SH       SOLE                   754265            104700
Eaton Corp.                    COM              278058102    41299   509995 SH       SOLE                   443695             66300
El Paso Corp.                  COM              28336L109    54601  1240090 SH       SOLE                  1045790            194300
El Paso Corp.                  COM              28336L109     3985    90500 SH       DEFINED 01              90500
Emerson Electric Co.           COM              291011104     3730    65000 SH       DEFINED 01              65000
Fox Entertainment Group Inc.   COM              35138T107    35004  1480090 SH       SOLE                  1279090            201000
Golden West Financial Corp.    COM              381317106    52351   824430 SH       SOLE                   722230            102200
Golden West Financial Corp.    COM              381317106     5658    89100 SH       DEFINED 01              89100
Goldman Sachs Group Inc.       COM              38141G104    68358   757430 SH       SOLE                   660030             97400
Guidant Corp.                  COM              401698105     4332   100000 SH       DEFINED 01             100000
Guidant Corp.                  COM              401698105    21556   497600 SH       SOLE                   436300             61300
Honeywell Intl Inc.            COM              438516106    33145   866090 SH       SOLE                   757890            108200
Household Intl Inc.            COM              441815107     5680   100000 SH       DEFINED 01             100000
Household Intl Inc.            COM              441815107   105833  1863262 SH       SOLE                  1594962            268300
Illinois Tool Works            COM              452308109    88827  1227735 SH       SOLE                  1077235            150500
Ingersoll Rand Company - A     COM              G4776G101    29158   582925 SH       SOLE                   509325             73600
Jefferson Pilot                COM              475070108    16234   324155 SH       SOLE                   283755             40400
Koninklijke Philips Electronic COM              500472303    44280  1465252 SH       SOLE                  1276752            188500
Mattel Inc.                    COM              577081102    12759   612255 SH       SOLE                   536355             75900
McDonalds Corp.                COM              580135101    17681   637160 SH       SOLE                   557760             79400
McDonalds Corp.                COM              580135101       83     3000 SH       DEFINED 01               3000
Motorola Inc.                  COM              620076109    17754  1250296 SH       SOLE                  1094696            155600
Motorola Inc.                  COM              620076109     1420   100000 SH       DEFINED 01             100000
Nasdaq 100 Shares              COM              631100104     3606   100000 SH       DEFINED 01             100000
Procter & Gamble Co.           COM              742718109    59251   657686 SH       SOLE                   574286             83400
Schlumberger Ltd.              COM              806857108    26193   445308 SH       SOLE                   387708             57600
SPX Corp.                      COM              784635104     7079    50000 SH       DEFINED 01              50000
SPX Corp.                      COM              784635104    73352   518095 SH       SOLE                   454995             63100
Stat Oil ASA                   COM              85771P102      783   100000 SH       SOLE                   100000
Stilwell Financial Inc.        COM              860831106    32350  1320955 SH       SOLE                  1156655            164300
Tyco Intl Ltd.                 COM              902124106    41138  1272845 SH       SOLE                  1110245            162600
Univision Communications - A   COM              914906102     4200   100000 SH       DEFINED 01             100000
Viacom Inc Cl B                COM              925524308    79040  1634070 SH       SOLE                  1432370            201700
Viacom Inc Cl B                COM              925524308     4837   100000 SH       DEFINED 01             100000
Walt Disney Co.                COM              254687106    41843  1812975 SH       SOLE                  1587475            225500
Wells Fargo & Co.              COM              949746101    36618   741245 SH       SOLE                   637445            103800
Wells Fargo & Co.              COM              949746101     4940   100000 SH       DEFINED 01             100000
York Intl Corp New             COM              986670107    46447  1293795 SH       SOLE                  1123970            169825
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